Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	42,762	158,649
Total Alternative Strategies Funds (Cost $154,800)		158,649

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	3,960	312,088
Total Exchange-Traded Equity Funds (Cost $306,662)		312,088

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	1,461	159,570
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	2,516	309,468
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	2,857	155,335
Total Exchange-Traded Fixed Income Funds (Cost $593,355)		624,373

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	83,572	859,122
Columbia Solutions Conservative Portfolio(a)	517,923	5,401,936
Total Multi-Asset/Tactical Strategies Funds (Cost $6,005,088)		6,261,058

Money Market Funds 5.5%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	434,169	434,169
Total Money Market Funds (Cost $434,159)		434,169
Total Investments in Securities (Cost: $7,494,064)		7,790,337
Other Assets & Liabilities, Net		36,190
Net Assets		7,826,527
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	154,800	—	3,849	158,649	—	—	—	42,762
Columbia Short-Term Cash Fund, 0.253%
	896,556	86,876	(549,810)	547	434,169	—	(49)	868	434,169
Columbia Solutions Aggressive Portfolio
	829,423	—	(32,579)	62,278	859,122	—	(1,580)	—	83,572
Columbia Solutions Conservative Portfolio
	5,249,550	47,900	(40,163)	144,649	5,401,936	—	(163)	—	517,923
Total	6,975,529			211,323	6,853,876	—	(1,792)	868

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2020	1

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	19,889	73,790
Total Alternative Strategies Funds (Cost $72,000)		73,790

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	1,842	145,168
Total Exchange-Traded Equity Funds (Cost $142,644)		145,168

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	679	74,161
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	1,170	143,910
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	1,335	72,584
Total Exchange-Traded Fixed Income Funds (Cost $274,921)		290,655

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	69,781	717,348
Columbia Solutions Conservative Portfolio(a)	211,126	2,202,042
Total Multi-Asset/Tactical Strategies Funds (Cost $2,809,172)		2,919,390

Money Market Funds 5.6%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	203,172	203,172
Total Money Market Funds (Cost $203,172)		203,172
Total Investments in Securities (Cost: $3,501,909)		3,632,175
Other Assets & Liabilities, Net		18,273
Net Assets		3,650,448
Investments in derivatives
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	72,000	—	1,790	73,790	—	—	—	19,889
Columbia Short-Term Cash Fund, 0.253%
	418,737	64,362	(280,181)	254	203,172	—	(25)	401	203,172
Columbia Solutions Aggressive Portfolio
	693,497	—	(28,244)	52,095	717,348	—	(1,444)	—	69,781
Columbia Solutions Conservative Portfolio
	2,142,116	28,600	(27,558)	58,884	2,202,042	—	(57)	—	211,126
Total	3,254,350	164,962	(335,983)	113,023	3,196,352	—	(1,526)	401

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	13,232	49,091
Total Alternative Strategies Funds (Cost $47,900)		49,091

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	1,245	98,119
Total Exchange-Traded Equity Funds (Cost $96,431)		98,119

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	446	48,712
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	788	96,924
Investment Grade 1.9%
Vanguard Mortgage-Backed Securities ETF	879	47,791
Total Exchange-Traded Fixed Income Funds (Cost $186,262)		193,427

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	73,844	759,119
Columbia Solutions Conservative Portfolio(a)	113,974	1,188,747
Total Multi-Asset/Tactical Strategies Funds (Cost $1,918,032)		1,947,866

Money Market Funds 5.7%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	138,486	138,486
Total Money Market Funds (Cost $138,487)		138,486
Total Investments in Securities (Cost: $2,387,112)		2,426,989
Other Assets & Liabilities, Net		8,550
Net Assets		2,435,539
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	47,900	-	1,191	49,091	—	—	—	13,232
Columbia Short-Term Cash Fund, 0.253%
	303,395	76,211	(241,302)	182	138,486	—	(30)	261	138,486
Columbia Solutions Aggressive Portfolio
	698,187	32,000	(24,718)	53,650	759,119	—	(1,518)	—	73,844
Columbia Solutions Conservative Portfolio
	1,099,923	75,000	(17,431)	31,255	1,188,747	—	(531)	—	113,974
Total	2,101,505			86,278	2,135,443	—	(2,079)	261

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2020	3

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,674	32,181
Total Alternative Strategies Funds (Cost $31,400)		32,181

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	818	64,466
Total Exchange-Traded Equity Funds (Cost $63,359)		64,466

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	297	32,438
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	516	63,468
Investment Grade 1.9%
Vanguard Mortgage-Backed Securities ETF	577	31,372
Total Exchange-Traded Fixed Income Funds (Cost $121,573)		127,278

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	69,646	715,955
Columbia Solutions Conservative Portfolio(a)	54,286	566,207
Total Multi-Asset/Tactical Strategies Funds (Cost $1,257,455)		1,282,162

Money Market Funds 6.0%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	96,355	96,355
Total Money Market Funds (Cost $96,357)		96,355
Total Investments in Securities (Cost: $1,570,144)		1,602,442
Other Assets & Liabilities, Net		1,104
Net Assets		1,603,546
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	31,400	—	781	32,181	—	—	—	8,674
Columbia Short-Term Cash Fund, 0.253%
	171,097	78,726	(153,571)	103	96,355	—	(12)	166	96,355
Columbia Solutions Aggressive Portfolio
	643,850	47,000	(25,485)	50,590	715,955	—	(2,185)	—	69,646
Columbia Solutions Conservative Portfolio
	512,654	51,380	(12,608)	14,781	566,207	—	(408)	—	54,286
Total	1,327,601			66,255	1,410,698	—	(2,605)	166

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,597	28,184
Total Alternative Strategies Funds (Cost $27,500)		28,184

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	720	56,743
Total Exchange-Traded Equity Funds (Cost $55,772)		56,743

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	255	27,851
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	453	55,719
Investment Grade 1.9%
Vanguard Mortgage-Backed Securities ETF	505	27,457
Total Exchange-Traded Fixed Income Funds (Cost $106,646)		111,027

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	80,319	825,687
Columbia Solutions Conservative Portfolio(a)	28,894	301,363
Total Multi-Asset/Tactical Strategies Funds (Cost $1,087,968)		1,127,050

Money Market Funds 6.4%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	90,803	90,803
Total Money Market Funds (Cost $90,801)		90,803
Total Investments in Securities (Cost: $1,368,687)		1,413,807
Other Assets & Liabilities, Net		(3,038)
Net Assets		1,410,769
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	27,500	—	684	28,184	—	—	—	7,597
Columbia Short-Term Cash Fund, 0.253%
	143,863	89,260	(142,406)	86	90,803	—	(10)	142	90,803
Columbia Solutions Aggressive Portfolio
	658,491	135,319	(22,752)	54,629	825,687	—	(1,482)	—	80,319
Columbia Solutions Conservative Portfolio
	241,584	56,844	(4,465)	7,400	301,363	—	(165)	—	28,894
Total	1,043,938	308,923	(169,623)	62,799	1,246,037	—	(1,657)	142

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2020	5

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,238	23,141
Total Alternative Strategies Funds (Cost $22,580)		23,141

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	593	46,734
Total Exchange-Traded Equity Funds (Cost $45,937)		46,734

Exchange-Traded Fixed Income Funds 7.8%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	210	22,937
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	371	45,633
Investment Grade 1.9%
Vanguard Mortgage-Backed Securities ETF	414	22,509
Total Exchange-Traded Fixed Income Funds (Cost $86,546)		91,079

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	80,291	825,392
Columbia Solutions Conservative Portfolio(a)	10,016	104,469
Total Multi-Asset/Tactical Strategies Funds (Cost $900,137)		929,861

Money Market Funds 7.3%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	84,415	84,415
Total Money Market Funds (Cost $84,418)		84,415
Total Investments in Securities (Cost: $1,139,618)		1,175,230
Other Assets & Liabilities, Net		(11,083)
Net Assets		1,164,147
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	22,580	—	561	23,141	—	—	—	6,238
Columbia Short-Term Cash Fund, 0.253%
	119,771	79,047	(114,474)	71	84,415	—	(8)	119	84,415
Columbia Solutions Aggressive Portfolio
	715,731	81,400	(27,948)	56,209	825,392	—	(1,749)	—	80,291
Columbia Solutions Conservative Portfolio
	91,123	12,060	(1,360)	2,646	104,469	—	(59)	—	10,016
Total	926,625			59,487	1,037,417	—	(1,816)	119

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,760	25,078
Total Alternative Strategies Funds (Cost $24,470)		25,078

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	649	51,148
Total Exchange-Traded Equity Funds (Cost $50,349)		51,148

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	231	25,230
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	411	50,553
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	465	25,282
Total Exchange-Traded Fixed Income Funds (Cost $97,156)		101,065

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	98,069	1,008,147
Columbia Solutions Conservative Portfolio(a)	948	9,893
Total Multi-Asset/Tactical Strategies Funds (Cost $982,480)		1,018,040

Money Market Funds 6.9%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	88,011	88,011
Total Money Market Funds (Cost $88,010)		88,011
Total Investments in Securities (Cost: $1,242,465)		1,283,342
Other Assets & Liabilities, Net		(9,247)
Net Assets		1,274,095
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	24,470	—	608	25,078	—	—	—	6,760
Columbia Short-Term Cash Fund, 0.253%
	130,360	85,133	(127,558)	76	88,011	—	(9)	125	88,011
Columbia Solutions Aggressive Portfolio
	800,626	168,100	(25,433)	64,854	1,008,147	—	(1,633)	—	98,069
Columbia Solutions Conservative Portfolio
	8,355	1,299	—	239	9,893	—	—	—	948
Total	939,341			65,777	1,131,129	—	(1,642)	125

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2020	7

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,608	20,805
Total Alternative Strategies Funds (Cost $20,300)		20,805

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	533	42,006
Total Exchange-Traded Equity Funds (Cost $41,287)		42,006

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	192	20,970
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	334	41,082
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	381	20,715
Total Exchange-Traded Fixed Income Funds (Cost $78,301)		82,767

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	81,278	835,540
Total Multi-Asset/Tactical Strategies Funds (Cost $807,665)		835,540

Money Market Funds 6.9%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	72,152	72,152
Total Money Market Funds (Cost $72,155)		72,152
Total Investments in Securities (Cost: $1,019,708)		1,053,270
Other Assets & Liabilities, Net		(6,993)
Net Assets		1,046,277
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	20,300	—	505	20,805	—	—	—	5,608
Columbia Short-Term Cash Fund, 0.253%
	119,447	50,453	(97,819)	71	72,152	—	(9)	114	72,152
Columbia Solutions Aggressive Portfolio
	803,070	2,600	(30,379)	60,249	835,540	—	(1,819)	—	81,278
Total	922,517			60,825	928,497	—	(1,828)	114

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,040	22,409
Total Alternative Strategies Funds (Cost $21,890)		22,409

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	570	44,922
Total Exchange-Traded Equity Funds (Cost $44,306)		44,922

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 1.9%
iShares JPMorgan USD Emerging Markets Bond ETF	200	21,844
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	361	44,403
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	408	22,183
Total Exchange-Traded Fixed Income Funds (Cost $84,526)		88,430

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	87,009	894,455
Total Multi-Asset/Tactical Strategies Funds (Cost $863,846)		894,455

Money Market Funds 7.0%

Columbia Short-Term Cash Fund, 0.253%(a),(b)	77,913	77,913
Total Money Market Funds (Cost $77,911)		77,913
Total Investments in Securities (Cost: $1,092,479)		1,128,129
Other Assets & Liabilities, Net		(8,536)
Net Assets		1,119,593
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	21,890	—	519	22,409	—	—	—	6,040
Columbia Short-Term Cash Fund, 0.253%
	130,736	48,314	(101,214)	77	77,913	—	(8)	121	77,913
Columbia Solutions Aggressive Portfolio
	819,074	39,500	(24,828)	60,709	894,455	—	(1,628)	—	87,009
Total	949,810			61,305	994,777	—	(1,636)	121

(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2020	9